Equity Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Equity Transactions
Note 8 – Equity Transactions

We accrued dividends of $879,608 and $2,638,823 for our Series A Preferred Stock for the three and nine months ended September 30, 2017, respectively. At September 30, 2017, accumulated dividends payable to the Series A Preferred Stock holders totaled $6,039,972.

On April 27, 2017, the Company entered into an Additional Issuance Agreement with Alpha Capital Anstalt, for the purchase of 300 restricted shares of its newly designated Series C Convertible Preferred Stock in consideration for $300,000, with an option to purchase an additional 200 shares of Series C Convertible Preferred Stock for an aggregate purchase price of $200,000. As of September 30, 2017, the Company had issued 300 shares of Series C Convertible Preferred Stock for an aggregate purchase price of $300,000. In addition, during the nine months ending September 30, 2017, the Company had received $150,000 from Alpha Capital Anstalt to purchase an additional 150 shares of Series C Convertible Preferred Stock. As of September 30, 2017, the additional 150 shares of Series C Convertible Preferred Stock have not been issued and are reflected as Series C Convertible Preferred Stock Issuable on the balance sheet in the aggregate amount of $150,000.

The Company recorded a beneficial conversion feature of $208,500 based on the fair value of the common stock and the conversion rate as of the date of issuance. This amount was recorded as a deemed distribution for the nine months ended September 30, 2017.

The Series C Convertible Preferred Stock (“Series C Preferred Stock”) is non-voting (except to the extent required by law and except for certain consent rights relating to amending the certificate of incorporation or bylaws, and the like), ranks senior to the common stock with respect to dividends and with respect to distributions upon a deemed dissolution, liquidation or winding-up of the Company, and ranks junior to the Company’s Series A preferred stock and Series B preferred stock with respect to dividends and with respect to distributions upon a deemed dissolution, liquidation or winding-up of the Company. Upon request of the Holders, the Company can seek stockholder approval to remove the Issuance Limitation described therein and to allow for further adjustments related to anti-dilution protection, only if such stockholder approval is obtained. The Series C Convertible Preferred Stock has a liquidation preference of $1,000 per share, and is convertible at the option of the holder at a conversion price equal to $0.30 per share, or a ratio equal to approximately 3,333 shares of common stock for each one (1) share of Series C Convertible Preferred Stock, subject to customary adjustments. Dividends are payable on the shares of Series C Convertible Preferred Stock only if and to the extent that dividends are payable on the common stock into which the Series C Convertible Preferred Stock is convertible. The Series C Convertible Preferred Stock has no maturity date and can be redeemed by the Company beginning twelve months after the closing of the offering or upon a change of control for the redemption price of $1,000 per share, as adjustable as provided in the designation of the Series C Preferred Stock.

The Series C Preferred Stock includes a beneficial ownership limitation preventing conversion of shares of Series C Preferred Stock into more than 9.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the Series C Preferred Stock. In addition, the Company may not convert the Series C Preferred Stock into a number of shares of common stock which, when aggregated with any shares of common stock issued on or after the original issue date and prior to such conversion date in connection with any conversion of Series C Preferred Stock would exceed 1,683,944 shares of common stock (19.99% of the outstanding shares as of the original issue date), subject to adjustment for forward and reverse stock splits, recapitalizations and the like. In the event conversion of the Series C Preferred Stock is limited pursuant to these provisions, each holder shall be entitled to a pro rata portion of the issuable maximum.

Pursuant to the anti-dilutive provisions of the Securities Purchase Agreement dated as of March 11, 2015, which requires the Company to issue additional shares of common stock to adjust the purchase price paid by purchasers in the Company’s March 2015 offering, in the event any shares are sold (or convertible securities are sold), with a price per share less than the purchase price paid by the March 2015 purchasers subject to the terms of the Securities Purchase Agreement, Alpha Capital Anstalt received 597,461 shares of common stock. In addition, the Series B Convertible Preferred Stock conversion ratio equal to approximately 571 shares of common stock for each one (1) share of Preferred Stock reset to approximately 3,333 shares of common stock for each one (1) share of Series B Convertible Preferred Stock, to be consistent with the terms of the Series C Convertible Preferred Stock, pursuant to the anti-dilution requirements of the Series B Convertible Preferred Stock.

During the nine months ending September 30, 2017, Alpha Capital Anstalt converted 390 shares of Series B Convertible Preferred Stock into 1,300,000 shares of common stock.

See also the description of the Alpha Capital Anstalt warrant exercises which occurred subsequent to September 30, 2017, as described in “Note 10 – Subsequent Events”.

Note 3 - Equity Transactions

Stock transactions in fiscal year ended December 31, 2016

There were no equity transactions for the year ended December 31, 2016.

Stock transactions in fiscal year ended December 31, 2015

On March 13, 2015, the Company issued in a registered offering 763,322 registered shares of its common stock together with 1,242.17099 shares of its newly designated Series B Convertible Preferred Stock (the “Preferred Stock”) convertible into 709,812 shares of common stock. We also issued in an unregistered offering, 521.62076 shares of Preferred Stock convertible into 298,069 shares of common stock, and warrants to purchase 1,771,428 shares of its common stock. The shareholder’s ability to convert a portion of the Preferred Stock and to exercise the warrant are restricted: (i) prior to the Company obtaining approval of the offering by its shareholders, which we expect to obtain before May 31, 2015, and (ii) pursuant to customary “blocker” provisions restricting the investor’s ownership to 9.99% of our outstanding common stock.

The Preferred Stock has a liquidation preference of $1,000 per share, and will be convertible at the option of the shareholder at a conversion ratio equal to approximately 571 shares of common stock for each one (1) share of Preferred Stock, subject to customary adjustments and anti-dilution price protection. Dividends are payable on the shares of Preferred Stock only if and to the extent that dividends are payable on the common stock into which the Preferred Stock is convertible. The Preferred Stock has no maturity date and can be redeemed by the Company beginning twelve months after the closing of the offering or upon a change of control. Each warrant will be exercisable for one share of common stock, for a period of five years beginning nine months after March 13, 2015, at a cash exercise price of $2.75 per share, and may be exercised on a cashless basis after that nine-month period if no effective registration statement covers the warrant shares by that time.

On May 13, 2015, the Company sold 183,433 shares of its 10% Series A Cumulative Redeemable Perpetual Preferred Stock at $12.50 per share for gross proceeds of approximately $2.3 million. The Company intends to use the net proceeds of this offering for general corporate purposes, including capital expenditures, working capital, preferred stock dividends, and repayment of outstanding borrowings under its senior credit facility.

The offering was made pursuant to a registration statement on Form S-3 (File No. 333-199030) previously filed and declared effective by the U.S. Securities and Exchange Commission (SEC).

Option transactions

Officers (including officers who are members of the Board of Directors), directors, employees and consultants are eligible to receive options under our stock option plans.  We administer the stock option plans and we determine those persons to whom options will be granted, the number of options to be granted, the provisions applicable to each grant and the time periods during which the options may be exercised.  No options may be granted more than ten years after the date of the adoption of the stock option plans.

Each option granted under the stock option plans will be exercisable for a term of not more than ten years after the date of grant.  Certain other restrictions will apply in connection with the plans when some awards may be exercised.  In the event of a change of control (as defined in the stock option plans), the vesting date on which all options outstanding under the stock option plans may first be exercised will be accelerated.  Generally, all options terminate 90 days after a change of control.

Stock Incentive Plan

The Board of Directors approved the EnerJex Resources, Inc. Stock Option Plan on August 1, 2002 (the “2002-2003 Stock Option Plan”). Originally, the total number of options that could be granted under the 2002-2003 Stock Option Plan was not to exceed 26,666 shares. In September 2007 our stockholders approved a proposal to amend and restate the 2002-2003 Stock Option Plan to increase the number of shares issuable to 66,666.  On October 14, 2008 our stockholders approved a proposal to amend and restate the 2002-2003 Stock Option Plan to (i) rename it the EnerJex Resources, Inc. Stock Incentive Plan (the “Stock Incentive Plan”), (ii) increase the maximum number of shares of our common stock that may be issued under the Stock Incentive Plan to 83,333, and (iii) add restricted stock as an eligible award that can be granted under the Stock Incentive Plan.

On December 31, 2010 we granted 60,000 options that vest ratably over a 48 month period and are exercisable at $6.00 per share to an Officer of the company. The term of the options is 5 years. The fair value of the options as calculated using the Black-Scholes model was $307,751.  The amount recognized as expense for the year ended December 31, 2015 and 2016 was zero.

2013 Stock Incentive Plan

The Board and stockholders approved the adoption of the 2013 Stock Incentive Plan (“Plan”). The Plan reserves 333,300 shares of our common stock for the granting of options and issuance of restricted shares to our employees, officers, directors, and consultants. The Plan increases reserved shares annually based on plan provisions.

In 2016 no options were granted to any employees or directors.

In 2015, we granted 67,332 options to employees and directors.  Fifty percent of these options vest one year after the date of the grant.  The remaining options vest ratably each month over a two year period.   The fair value of the option on the date of the grant calculated using the Black-Scholes model was $295,932 using the following weighted average assumptions: exercise price of $9.85 per share; common stock price of ranging from $.30 to $2.00 per share; volatility ranging from 70% to 72%; term of three years; dividend yield of 0%; interest rate of 1.41%.

We expensed $241,669 and $420,103 for the years ended December 31, 2016 and December 31, 2015 respectively for options granted.

A summary of stock options is as follows:

		Weighted Ave.		Weighted Ave.
	Options	Exercise Price	Warrants	Exercise Price

Outstanding January 1, 2015	231,332	$9.33		$
Granted	67,332	9.85	1,904,286	2.75
Cancelled	(10,333)	(10.50)
Exercised	-	-	-	-
Outstanding December 31, 2015	288,331	$10.17	1,904,286	$2.75
Granted	-	-	-	-
Cancelled	(80,667)	(7.15)	-	-
Exercised			-	-
Outstanding December 31, 2016	207,664	$9.69	1,904,286	$2.75

The number of options that were vested at December 31, 2016 was 195,172. The number of options that were not vested at December 31, 2016 was 12,493.